10. Shares to be Issued, Common Shares (June 2018 Note)	6 Months Ended
Jun. 30, 2018
Shares To Be Issued Common Shares
Shares to be Issued, Common Shares

Note 10 – Shares to be Issued, Common Shares

During the six months ended June 30, 2018, the Company incurred professional expenses amounting to $457,377 which were paid for by issuing common 261,358 shares at $1.75 per share.